Employee Benefits Obligations	12 Months Ended
Mar. 31, 2023
Employee Benefits Obligations [Abstract]
EMPLOYEE BENEFITS OBLIGATIONS

NOTE 13B — EMPLOYEE BENEFITS OBLIGATIONS

The Company provides for gratuity for employees in India as per the Payment of Gratuity Act, 1972. Employees who are in continuous service for a period of 5 years are eligible for gratuity. The amount of gratuity payable on retirement/termination is the employees last drawn basic salary per month computed proportionately for 15 days salary multiplied for the number of years of service. For the funded plan the group makes contributions to recognised funds in India. The group does not fully fund the liability and maintains a target level of funding to be maintained over a period of time based on estimations of expected gratuity payments.

The weighted average duration of the defined benefit obligation as of March 31, 2022 is 14 years (March 31, 2021: 15 years; March 31, 2020: 16 years).

The amounts recognised in the Statement of Financial Position and the movements in the net defined benefit obligation over the year are as follows:

(a)	The liabilities recognised in the standalone statement of financial position are:

	As at March 31, 2023	As at March 31, 2022
	( In USD)	( In USD)
Funded Plans
Net value of defined benefit obligations
Current	212	119
Non current	72,456	44,657

(b)	The movement in defined benefit obligations for funded and unfunded plans is as follows:

Particluars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2021	27,551	-
Included in profit and loss
Service cost	23,542
Past service credit
Interest cost (income)	1,841
	52,936	-

Included in OCI
Actuarial gain/(loss)	(6,809)
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	-1,350

Employer’s contribution
Benefits payment
As at March 31, 2022	44,776	-

Particluars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2022	44,776	-
Included in profit and loss
Service cost	27,549
Past service credit
Interest cost (income)	3,056
	75,382	-

Included in OCI
Actuarial gain/(loss)	-
Remeasurements
Benefits paid
Gain and loss on settlement
Exchange difference	(2,715)

Employer’s contribution
Benefits payment
As at March 31, 2023	72,666	-

(c)	Plan assets for funded plan are comprised as follows:

Plan assets comprise the following.

Particulars	As at March 31, 2023	As at March 31, 2022
Debt instruments - unquoted
Cash and cash equivalents	-	-
Investment property	-	-
Fixed assets	-	-
Other assets	-	-
	-	-

(d)	Actuarial assumptions

(i)	The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages).

Particulars	As at March 31, 2023	As at March 31, 2022
Discount rate	7.50%	7.25%
Attrition rate	5.00%	5.00%
Future salary growth rate	10.00%	10.00%

(ii)	Assumptions regarding future longevity have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation at the reporting date were as follows.

Particulars	As at March 31, 2023	As at March 31, 2022
Longetivity at age of 65 for current members aged above 45
Males	0.258% -2.406%	0.258% -2.406%
Females	0.258% -2.406%	0.258% -2.406%

Longetivity at age of 65 for current members aged above 45 or below
Males	0.092% -0.168%	0.092% -0.168%
Females	0.092% -0.168%	0.092% -0.168%

(e)	Sensitivity Analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

Particulars	As at March 31, 2023	As at March 31, 2022
Discount rate (1% movement)	18,925	(12,252)
Attrition rate (1% movement)	12,324	(10,742)
Future salary growth rate (1% movement)	(15,884)	11,923